Stockholders' Deficit (Notes)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCKHOLDERS' DEFICIT

On February 6, 2013, the Company's Board of Directors and holders of a majority of the outstanding shares of common stock of the Company approved an increase in the number of authorized shares of common stock of the Company from 12,500,000 shares to 100,000,000 shares (the “Share Increase”). The Company amended its Articles of Incorporation to effect the Share Increase by filing a Certificate of Amendment with the Nevada Secretary of State on February 11, 2013. The Company has authorized 10,000,000 shares of preferred stock with a par value of $0.0001 of which 240 shares were designated as Series A Convertible Preferred Stock on May 25, 2011.

Convertible Securities
From October 2012 through December 2012, the noteholders on the Company's $550,000 senior secured promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. The Company recorded the related $83,663 value of the compound embedded derivative on the converted portion as a charge to additional paid-in capital. On February 4, 2013, the Company satisfied all of its remaining obligations under its $550,000 senior secured promissory note when the noteholders converted the final balance owed of $112,150 into 773,983 shares of common stock at an average conversion rate of $.145 per share. The Company recorded the $12,461 value of the compound embedded derivative on the conversion date as a charge to additional paid-in capital.

Warrant Transactions
During the six months ended June 30, 2013, pursuant to private transactions with warrant holders, the Company redeemed warrants to purchase 5,001 shares of common stock for the same number of shares without the Company receiving any further cash consideration. As a result of the exchange, the Company recognized a loss on the exchange of the warrants in the amount $732 during the six months ended June 30, 2013.

On March 1, 2013, the Company entered into a $1.5 million secured credit facility agreement with Bridge Bank, N.A. of San Jose, California. In connection with this agreement, the Company issued a warrant with an expiration date after 5 years to purchase up to 58,139 shares of common stock for $15,000 ($.258 per share). This warrant met the conditions for equity classification and the fair value of $7,209, as determined using a binomial lattice option valuation technique, was recorded in the Company's consolidated balance sheet as an increase in deferred finance costs and additional paid-in capital.

On May 31, 2013, the Company signed a loan extension and conversion agreement with Brian W. Brady, a director of the Company, that extended the due date on its $750,000 notes payable to August 31, 2013. In consideration for the extension and conversion agreement, the Company issued Mr. Brady a warrant to purchase 1,000,000 shares of the Company's common stock at $0.25 per share for a period of five years. The Company also agreed that upon the first closing of its next private placement it would issue Mr. Brady an additional warrant to purchase 3,187,500 shares of the Company's common stock at $0.25 per share for a period of five years and 1,687,500 restricted stock units which vest upon the earlier of two years after issuance or completion of a transaction resulting in a change of control of the Company.

Stock Options
On May 12, 2011, the Company adopted the 2011 Equity Incentive Plan of IZEA, Inc. (the “May 2011 Plan”) that authorizes, subsequent to the latest amendment on February 6, 2013, 11,613,715 shares of common stock to be granted for future stock awards to employees, directors or contractors. As of June 30, 2013, the Company had 9,210,041 shares of common stock available for future grants under the May 2011 Plan.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of June 30, 2013, the Company had 50,000 shares of common stock available for for future grants under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan (together the "2011 Equity Incentive Plans"), the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option must be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the 2011 Equity Incentive Plans typically vest over the requisite service period as follows: 25% of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the following 3 years. The term of the options is up to 10 years. The Company issues new shares to the optionee for any stock awards or options exercised pursuant to its equity incentive plans.

A summary of option activity under the 2011 Equity Incentive Plans for the year ended December 31, 2012 and the six months ended June 30, 2013 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2011	114,445	$17.61	4.4
Granted	378,293	5.74
Exercised	(551)	2.00
Forfeited	(100,210)	18.81
Outstanding at December 31, 2012	391,977	$5.87	4.3
Granted	3,146,084	0.25
Exercised	—	—
Forfeited	(1,098,121)	0.41
Outstanding at June 30, 2013	2,439,940	$1.08	7.2

Exercisable at June 30, 2013	305,335	$3.32	6.3

During the year ended December 31, 2012, options were exercised into 551 shares of the Company's common stock for cash proceeds of $1,099. The intrinsic value of these options was $5,769. During the three and six months ended June 30, 2013, no options were exercised. There is no aggregate intrinsic value on the outstanding or exercisable options as of June 30, 2013 since the weighted average exercise price exceeded the fair value on such date.

A summary of the nonvested stock option activity under the 2011 Equity Incentive Plans for the year ended December 31, 2012 and the six months ended June 30, 2013 is presented below:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2011	57,516	$2.73	2.5
Granted	378,293	2.17
Vested	(83,429)	2.26
Forfeited	(43,753)	2.78
Nonvested at December 31, 2012	308,627	$2.17	2.9
Granted	3,146,084	0.15
Vested	(222,529)	0.92
Forfeited	(1,097,577)	0.21
Nonvested at June 30, 2013	2,134,605	$0.33	3.2

Stock-based compensation cost related to stock options granted under the 2011 Equity Incentive Plans is measured at grant date, based on the fair value of the award, and is recognized as an expense over the employee’s requisite service period.  The Company estimates the fair value of each option award on the date of grant using a Black-Scholes option-pricing model that uses the assumptions stated in Note 1. Total stock-based compensation expense recognized on awards outstanding during the three months ended June 30, 2013 and 2012 was $128,914 and $84,574, respectively. Total stock-based compensation expense recognized on awards outstanding during the six months ended June 30, 2013 and 2012 was $168,374 and $118,984, respectively. Future compensation related to nonvested awards expected to vest of $323,779 is estimated to be recognized over the weighted-average vesting period of 3 years.

Restricted Stock Issued for Services
In May 2012 and July 2012, the Company entered into seven agreements for celebrity endorsements of the Company's products and services whereby the Company paid cash of $100,000 and issued a total of 135,521 shares of restricted common stock. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months during the term of the agreements.

On June 12, 2012, the Company issued 1,200 shares of restricted common stock to its investors' counsel in order to pay for legal services totaling $6,000 related to the issuance of the $75,000 convertible promissory note.

On July 2, 2012, the Company issued 71,221 shares of restricted common stock to its former legal counsel in order to pay for general legal services totaling $356,103.

In August and September 2012, the Company issued 35,000 and 69,445 respective shares of restricted common stock as a result of a stock subscription agreement with its director, Brian Brady.

On January 3, 2013, the Company issued 60,000 shares of restricted stock pursuant to a twelve-month compensation arrangement with Mitchel J. Laskey for his service as a director and Chairman of the Company's Board of Directors.

On January 3, 2013, the Company issued 20,000 shares of restricted stock valued at $4,820 in order to pay for a small asset purchase.

Effective January 3, 2013, the Company entered into a twelve-month agreement to pay $4,000 per month beginning January 2013 to a firm who would provide investor relations services. In accordance with the agreement, the Company issued 100,000 shares of restricted common stock on January 15, 2013 and agreed to issue an additional 100,000 restricted shares on or before July 15, 2013. This agreement was mutually terminated on May 1, 2013 for no further cash consideration with the Company agreeing to issue the final installment of 100,000 shares of restricted common stock upon the termination of the agreement.

On May 16, 2013, the Company issued 30,000 shares of restricted common stock valued at $6,000 to settle an outstanding balance with a vendor.

The following tables contain summarized information about nonvested restricted stock outstanding at June 30, 2013:

Restricted Stock	Common Shares
Nonvested at December 31, 2011	—
Granted	312,387
Vested	(263,805)
Forfeited	—
Nonvested at December 31, 2012	48,582
Granted	310,000
Vested	(354,991)
Forfeited	—
Nonvested at June 30, 2013	3,591

Total stock-based compensation expense recognized for restricted awards issued for services during the three months ended June 30, 2013 was $55,680 of which $4,680 is included in sales and marketing expense and $51,000 is included in general and administrative expense in the consolidated statements of operations. Total stock-based compensation expense recognized for restricted awards issued for services during the six months ended June 30, 2013 was $94,785 of which $12,805 is included in sales and marketing expense and $81,980 is included in general and administrative expense in the consolidated statements of operations. The fair value of the services are based on the value of the Company's common stock over the term of service. Future compensation related to issued but nonvested restricted awards expected to vest over the remaining individual vesting periods of up to three months was $955 as of June 30, 2013. The fair value of the restricted stock issued during the three and six months ended June 30, 2013 was $31,000 and $78,220, respectively, and the change in the fair value of the issued but nonvested shares was ($22,083) and $6,832, respectively.

STOCKHOLDERS' DEFICIT

Share Exchange and Cancellation
Pursuant to the Share Exchange Agreement on May 12, 2011 (the "Exchange") between the Company and the shareholders of IZEA, all of the issued and outstanding capital stock of IZEA was transferred to the Company in exchange for 562,500 shares (approximately 64.29%) of the Company's common stock. Additionally, immediately prior to the exchange, IZEA had outstanding options to purchase an aggregate of 3,712,365 shares of Series A common stock and outstanding warrants to purchase 3,324 shares of Series A common stock. Upon closing of the Exchange, the Company assumed the outstanding options of IZEA and authorized the issuance of 92,823 replacement options to these option-holders pursuant to the Company's 2011 Equity Incentive Plan. Furthermore, upon closing of the Exchange, the Company assumed the outstanding warrants of IZEA and authorized the issuance of replacement warrants to purchase 84 shares of its common stock to the former warrant-holder.

Immediately following the closing of the Exchange, under an Agreement of Conveyance, Transfer and Assignment of Assets and Assumption of Obligations, the Company transferred all of its pre-exchange assets and liabilities to a wholly-owned subsidiary, RTL Holdings, Inc. and thereafter, pursuant to a stock purchase agreement, transferred all of the outstanding capital stock of RTL Holdings, Inc. to Anthony Barron, the Company's former officer and director, in exchange for the cancellation the Company's common stock he owned. Immediately after the exchange and cancellation, the Company had 312,500 shares of common stock outstanding plus the 562,500 shares issued to the IZEA shareholders for a total of 875,000 shares of common stock issued and outstanding as of May 12, 2011.

Authorization of Convertible Preferred Stock
In May 2011, the Board of Directors designated 240 shares of its Preferred Stock as Series A Preferred Stock.  Each share of Series A Preferred Stock is convertible into 758 shares of common stock at the option of the preferred holder and does not have a redemption feature.

Stock Financing Transactions and Registration Rights
On May 24, 2011, May 26, 2011 and August 15, 2011, the Company entered into subscription agreements with certain investors (the “Investors”) whereby it raised $3,330,000 through the sale of 333 units (the “Units”), at a purchase price of $10,000 per Unit (the “May 2011 Offering”). Each Unit consisted of either (i) approximately 758 shares of the Company’s common stock or (ii) one share of the Company’s Series A convertible preferred stock, par value $.0001 per share, which is convertible into approximately 758 shares of common stock, plus a fully exercisable, five-year warrant to purchase approximately 455 shares of common stock for $9,091 or $20 per linked share of common stock (the “Warrants”).

As a result of the May 2011 Offering, Investors who purchased 230 Units elected to receive preferred stock and Investors who purchased 103 Units elected to receive common stock. Accordingly, the Company issued (i) 78,030 shares of common stock, (ii) 230 shares of Series A preferred stock, which are linked by conversion to 174,243 shares of common stock, and (iii) 333 warrant contracts which had a fair value of $1,065,610 and are linked by exercise to an aggregate of 151,382 shares of common stock.

In connection with the May 2011 Offering, the Company incurred expenses of $286,593 for placement agent, legal and other fees. Accordingly, net cash proceeds from the May 2011 Offering amounted to $3,043,407. Additionally, the Company issued warrants to the placement agent to purchase 2,500 shares of common stock, which had a fair value of $17,600, with the same terms and conditions as the Warrants issued to the investors in the May 2011 Offering.

In May and June 2012, in accordance with the terms of the May 2011 Offering financing documents, Investors converted 225 shares of the Series A preferred stock into 170,455 shares of common stock. As of December 31, 2012, only 5 shares of the Series A preferred stock remained outstanding.

From May through August 2012, pursuant to separate private transactions with twenty four warrant holders, the Company redeemed warrants to purchase an aggregate of 135,782 shares of common stock for the same number of shares without the Company receiving any further cash consideration. These transactions were effected in order to reduce the substantial overhang represented by the warrants issued in the May 2011 Offering. As a result of the exchange, the Company recognized a loss on the exchange of these warrants in the amount $802,123 during the twelve months ended December 31, 2012 (see Note 5).

On May 8 and 15, 2012, the Company sold a total of 274,224 shares of its common stock at a purchase price of $5.00 per share, receiving gross proceeds of $1,371,120, in a private placement to accredited investors, pursuant to the terms of a Common Stock Purchase Agreement. The Company incurred expenses of $149,262 in regards to the private placement and thus received $1,221,858 in net proceeds. Pursuant to the terms of a Registration Rights Agreement, the Company timely filed a registration statement with the SEC for purposes of registering the resale of the shares of common stock sold in the private placement on June 6, 2012. This registration statement was declared effective by the SEC on September 5, 2012.

On August 1, 2012, Edward H. (Ted) Murphy, the Company's President and Chief Executive Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by disinterested members of the Company's board of directors. Mr. Murphy paid a total purchase price of $19,200 or $2.40 per common share, the market price on August 1, 2012.

On August 6, 2012, Ryan S. Schram, the Company's Chief Operating Officer, purchased 8,000 shares of the Company's common stock directly from the Company in a private transaction approved by the Company's board of directors. Mr. Schram paid a total purchase price of $19,200 or $2.40 per common share, the market price on August 6, 2012.

On August 6, 2012, Brian W. Brady, a private investor who became a director of the Company on August 7, 2012, made a private investment of $100,000 for the purchase of 41,667 shares of the Company's common stock at $2.40 per share. In accordance with the terms of the stock subscription agreement, if the Company's future public offering as discussed below was priced and sold below $2.40 per share within 120 days following the closing of his investment, the Company would issue additional shares to him, effectively adjusting the purchase price per share to 10% below the public offering price, with a floor of $0.50 per share. Mr. Brady also received 35,000 shares of the Company's restricted common stock and received a $10,000 cash finance fee upon the closing of the public offering. On September 11, 2012, the Company issued an additional 69,445 shares of common stock to Mr. Brady, so that he received a total of 111,112 shares at an effective price of $0.90 per share.

On September 11, 2012, the Company closed on a public offering of 2,200,000 shares of its common stock at an offering price of $1.00 per share, receiving gross proceeds of $2,200,000. In connection with the September 2012 offering, the Company incurred expenses of $502,858 for underwriter fees, legal and other expenses. Accordingly, net cash proceeds from the September 2012 offering amounted to $1,697,142. Additionally, the Company issued warrants to the underwriter to purchase 110,000 shares of common stock, which had a fair value of $49,170 that was recorded as an additional cost of the offering. The warrants are fully exercisable after August 23, 2013 at an exercise price of $1.25 per share and expire on August 23, 2017.

Convertible Securities
From October 2012 through December 2012, the noteholders on the Company's $550,000 senior secured promissory note converted $437,850 of note value into 2,069,439 shares of common stock at an average conversion rate of $.21 per share. The Company recorded the related $83,663 value of the compound embedded derivative on the converted portion as a charge to additional paid-in capital.

Stock Issued for Services
On May 24, 2011, the Company entered into an investor relations agreement, as amended, with a consulting company to provide investor relations services, including an investor marketing campaign, during 2011. In accordance with the agreement, the Company paid $1,190,000 in cash with proceeds from the May 2011 Offering and issued 12,500 shares of common stock valued at $165,000 based on $13.20 per common share in August 2011.  The Company subsequently received a refund of $175,000 so that the net expense for these services recorded in general and administrative expense in the accompanying statements of operations in 2011 was $1,180,000.

Stock Options
In February 2007, the board of directors adopted the 2007 Equity Incentive Plan (the “2007 Plan”). The 2007 Plan allowed the Company to provide options as an incentive for employees and consultants.  On May 11, 2011, the 2007 Plan was amended to increase the number available for issuance under the 2007 Plan from 2,313,317 to 4,889,829 shares of Series A common stock. In connection with a share exchange on May 12, 2011, all of the outstanding stock options to purchase 3,712,365 shares of Series A common stock under the 2007 Plan were canceled, effectively terminating the 2007 Plan. The Company simultaneously issued new stock options for 92,823 shares of common stock to the same employees under a new 2011 Equity Incentive Plan of IZEA, Inc. adopted on May 12, 2011 (the “May 2011 Plan”). The cancellation and replacement of the stock options under the 2007 Plan were accounted for as a modification of the terms of the canceled awards. There was a minimal incremental difference required to be recorded on 2,743 shares where the fair value of the replacement options exceeded the fair value of the canceled options at the date of cancellation and replacement. On May 25, 2012, upon consent from holders of a majority of the Company's outstanding voting capital stock, the Company increased the number of common shares available for issuance under the May 2011 Plan from 177,500 to 613,715 shares. On May 25, 2012, the Board approved a cancellation of stock options for 82,542 shares of common stock granted to its three executive officers with an average exercise price of $20.00 per share, expiring in May 2016. These options were subsequently reissued with an exercise price of $6.00 per share (110% of the closing stock price on such date) expiring on May 25, 2017. The modification of these options did not result in any incremental compensation cost. As of December 31, 2012, 354,477 option shares have been granted and are outstanding and 1,234 have been exercised, leaving an aggregate of 258,004 shares of common stock available for future grants under the May 2011 Plan.

On August 22, 2011, the Company adopted the 2011 B Equity Incentive Plan of IZEA, Inc. (the “August 2011 Plan”) reserving for issuance an aggregate of 87,500 shares of common stock under the August 2011 Plan. As of December 31, 2012, 37,500 option shares have been granted and are outstanding, leaving 50,000 shares of common stock available for for future grants under the August 2011 Plan.

Under both the May 2011 Plan and the August 2011 Plan, the board of directors determines the exercise price to be paid for the shares, the period within which each option may be exercised, and the terms and conditions of each option. The exercise price of the incentive and non-qualified stock options may not be less than 100% of the fair market value per share of the Company’s common stock on the grant date. If an individual owns stock representing more than 10% of the outstanding shares, the price of each share of an incentive stock option must be equal to or exceed 110% of fair market value. Unless otherwise determined by the board of directors at the time of grant, the right to purchase shares covered by any options under the May and August 2011 Plans typically vest over the requisite service period as follows: 25% of options shall vest one year from the date of grant and the remaining options shall vest monthly, in equal increments over the following 3 years. The term of the options is up to 10 years. The Company issues new shares to the optionee for any stock awards or options exercised pursuant to its equity incentive plans.

A summary of option activity under the 2007 Plan for Series A common stock from January 1, 2011 through May 12, 2011, the date the 2007 Plan was canceled, is presented below:

2007 Plan
Options	Series A Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	69,970	$1.08	2.00
Granted	3,788,620	0.03
Exercised	(13,497)	0.03
Forfeited	(132,728)	0.03
Canceled	(3,712,365)	0.05
Outstanding at May 12, 2011 (date Plan was canceled)	—	$—	—

During the year ended December 31, 2011, there were options exercised into 13,497 shares of the Company's Series A common stock for cash proceeds of $404 respectively. There was no intrinsic value on the options exercised during the year ended December 31, 2011.

A summary of option activity under the May and August 2011 Plans for the years ended December 31, 2012 and 2011 is presented below:

Options Outstanding	Common Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (Years)
Outstanding at December 31, 2010	—	$—
Granted	119,707	17.09
Exercised	(683)	2.00
Forfeited	(4,579)	6.18
Outstanding at December 31, 2011	114,445	$17.61	4.4
Granted	378,293	5.74
Exercised	(551)	2.00
Forfeited	(100,210)	18.81
Outstanding at December 31, 2012	391,977	$5.87	4.3

Exercisable at December 31, 2012	83,350	$6.04	4.3

During the twelve months ended December 31, 2011, options were exercised into 683 shares of the Company's common stock for cash proceeds of $1,362. The intrinsic value of these options was $7,568. During the twelve months ended December 31, 2012, options were exercised into 551 shares of the Company's common stock for cash proceeds of $1,099. The intrinsic value of these options was $5,769. There is no aggregate intrinsic value on the outstanding or exerciable options as of December 31, 2012 since the weighted average exercise price exceeded the fair value on such date. In March 2012, the Company modified one employee option agreement whereby it accelerated the vesting on all the remaining 2,329 unvested shares to current day and it extended the exercise period post termination from 90 days to 180 days. The modification resulted in an incremental difference of $11,744 that was recorded and included in stock-based compensation expense during the twelve months ended December 31, 2012.

The following table contains summarized information related to nonvested stock options during the years ended December 31, 2012 and 2011 under the May and August 2011 Plans:

Nonvested Options	Common Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Years to Vest
Nonvested at December 31, 2010	—	$—
Granted	119,707	2.13
Vested	(57,969)	1.52
Forfeited	(4,222)	2.27
Nonvested at December 31, 2011	57,516	$2.73	2.5
Granted	378,293	2.17
Vested	(83,429)	2.26
Forfeited	(43,753)	2.78
Nonvested at December 31, 2012	308,627	$2.17	2.9

Total stock-based compensation expense recognized on awards outstanding during the twelve months ended December 31, 2012 and 2011 was $181,610 and $75,950, respectively. Future compensation related to nonvested awards expected to vest of $278,654 is estimated to be recognized over the weighted-average vesting period of 3 years.

Restricted Stock Issued for Services
In May 2012 and July 2012, the Company entered into seven agreements for celebrity endorsements of the Company's products and services whereby the Company paid cash of $100,000 and issued a total of 135,521 shares of restricted common stock. In the majority of the agreements, the restricted stock vested 25% immediately upon the signing of the agreements and then vests 6.25% per month over the following twelve months during the term of the agreements.

On June 12, 2012, the Company issued 1,200 shares of restricted common stock to its investors' counsel in order to pay for legal services totaling $6,000 related to the issuance of the $75,000 convertible promissory note.

On July 2, 2012, the Company issued 71,221 shares of restricted common stock to its former legal counsel in order to pay for general legal services totaling $356,103.

In August and September 2012, the Company issued 35,000 and 69,445 shares of restricted common stock as a result of a stock subscription agreement with its director, Brian Brady, as detailed above.

The following tables contain summarized information about nonvested restricted stock outstanding at December 31, 2012:

Restricted Stock	Common Shares
Nonvested at December 31, 2011	—
Granted	312,387
Vested	(263,805)
Forfeited	—
Nonvested at December 31, 2012	48,582

Total stock-based compensation expense recognized for restricted awards issued for services during the twelve months ended December 31, 2012 was $675,538 of which $313,435 is included in sales and marketing expense, $356,103 is included in general and administrative expense and $6,000 is included in interest expense on the consolidated statements of operations. The fair value of the services are based on the value of the Company's common stock over the term of service. Future compensation related to nonvested restricted awards expected to vest and amortization of deferred finance costs of $10,688 is estimated to be recognized over the remaining individual vesting periods of up to six months.